Share-based Payments - Summary of Share-based Payment Arrangements Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Share-based payment expense recognised in profit or loss [Line items]
Share-based payments	$ (14.5)	$ (20.5)	$ (37.5)
Total included in profit or loss for the year	$ (14.5)	$ (20.5)	$ (37.5)